INCOME TAX (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Income tax (benefits) at 25%	$ (283,317)	$ (107,525)	$ (177,950)	$ (57,798)
Net loss of Platinum	73,807	0	28,522	0
Increase in valuation allowance	212,405	107,525	149,428	57,798
Other	105
Provision for income taxes	$ 0	$ 0	$ 0	$ 0